CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash distributions to IDR holders	[1]	$ 164,714,000	$ 163,141,000	$ 154,668,000
Carrying value of equity attributable to the IDR holders		759,517,000	847,601,000	604,429,000
General Partner Units and IDRs
Cash distributions to IDR holders	[1],[2]	3,066,000	3,221,000	11,846,000
Carrying value of equity attributable to the IDR holders	[2]	51,048,000	52,600,000	50,942,000
Incentive Distribution Rights
Cash distributions to IDR holders		0	0	$ 8,800,000
Incentive Distribution Rights | General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders		$ 32,500,000	$ 32,500,000

[1]	This includes cash distributions to IDR holders for the years ended December 31, 2018, 2017 and 2016 of $nil, $nil and $8.8 million, respectively. In addition, it includes accrued distributions to Series A Preferred Unitholders for the period from November 15, 2018 to December 31, 2018.
[2]	As of December 31, 2018 and 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million